Business Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
VEO Purchase Price [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	1,500,000
Per share value	$8.81
Purchase price	$13,215,000

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	1,500,000
Per share value	$8.81
Purchase price	$13,215,000

Schedule of allocation of total preliminary estimated purchase price

(Amounts in US$'s)	Fair Value
Cash	$55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Technology	6,410,000
Goodwill	6,786,270
Total intangible assets and goodwill	13,196,270
Total Consideration	$13,215,000

(Amounts in US$'s)	Fair Value
Cash	$55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Technology	6,410,000
Goodwill	6,786,270
Total intangible assets and goodwill	13,196,270
Total Consideration	$13,215,000

IPI Purchase Price [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	800,000
Per share value	$8.81
Purchase price	$7,048,000

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	800,000
Per share value	$8.81
Purchase price	$7,048,000

Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Technology	1,000,000
Goodwill	6,908,463
Total intangible assets and goodwill	7,908,463
Total Consideration	$7,048,000

(Amounts in US$'s)	Fair Value
Cash	$18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Technology	1,000,000
Goodwill estimate	6,908,463
Total intangible assets and goodwill	7,908,463
Total Consideration	$7,048,000

SBT Purchase Price [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	300,000
Per share value	$8.81
Purchase price	$2,643,000

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	300,000
Per share value	$8.81
Purchase price	$2,643,000

Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Technology	210,000
Trade name	200,000
Customer relationships	400,000
Goodwill	1,519,555
Total intangible assets and goodwill	2,329,555
Total Consideration	$2,643,000

(Amounts in US$'s)	Fair Value
Cash	$273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Technology	210,000
Trade name	200,000
Customer relationships	400,000
Goodwill estimate	1,519,555
Total intangible assets and goodwill	2,329,555
Total Consideration	$2,643,000

DragonWave [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of common stock paid	13,237,149
Per share value	$4.40
Purchase price	$58,243,456
DragonWave	$42,081,392
Lextrum	$16,162,064

(Amounts in US$'s, except share data)	Consideration
Number of common stock paid	13,237,149
Per share value	$4.40
Purchase price	$58,243,456
DragonWave	$42,081,392
Lextrum	$16,162,064

Schedule of allocation of total preliminary estimated purchase price

(Amounts in US$'s)	Fair Value
Cash	$1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Technology	13,750,000
Trade name	4,210,000
Customer relationships	13,080,000
Goodwill	14,100,800
Total intangible assets and goodwill	45,140,800
Total Consideration	$42,081,392

(Amounts in US$'s)	Fair Value
Cash	$1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Technology	13,750,000
Trade name	4,210,000
Customer relationships	13,080,000
Goodwill estimate	14,100,800
Total intangible assets and goodwill	45,140,800
Total Consideration	$42,081,392

Lextrum [Member]
Schedule of allocation of total preliminary estimated purchase price

(Amounts in US$'s)	Fair Value
Cash	$8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets	—
Intangible assets:
Technology	11,430,000
Goodwill	4,827,570
Total intangible assets	16,257,570
Total Consideration	$16,162,064

(Amounts in US$'s)	Fair Value
Cash	$8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets	—
Intangible assets:
Technology	11,430,000
Goodwill estimate	4,827,570
Total intangible assets	16,257,570
Total Consideration	$16,162,064

Drone Aviation [Member]
Schedule of allocation of total preliminary estimated purchase price

(Amounts in US$'s)	Fair Value
Working capital	$2,399,800
Other assets	220,672
Intangible assets and goodwill:
Intellectual property	3,729,537
Trade name	1,233,204
Customer relationships	1,630,792
Noncompete	937,249
Goodwill estimate	18,106,237
Total intangible assets and goodwill	25,637,019
Total Consideration	$28,257,491